Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
April 30, 2025
T03-NPRT3-0625
1.9584806.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.3%
Oil & Gas Drilling – 0.7%
Helmerich & Payne, Inc.		87,378	$1,650,570
Nabors Industries Ltd. (a)		15,848	425,360
Noble Corp. PLC		110,709	2,406,814
Patterson-UTI Energy, Inc.		323,752	1,825,961
Transocean Ltd. (a)		647,853	1,379,927
Valaris Ltd. (a)		56,295	1,818,892
			9,507,524
Oil & Gas Equipment & Services – 8.6%
Archrock, Inc.		133,546	3,142,337
Aris Water Solutions, Inc. Class A		7,122	177,765
Atlas Energy Solutions, Inc.		54,314	734,869
Baker Hughes Co.		761,777	26,966,906
Bristow Group, Inc. (a)		15,853	460,371
Cactus, Inc. Class A		56,939	2,160,266
ChampionX Corp.		156,802	3,783,632
Core Laboratories, Inc.		57,162	649,932
Expro Group Holdings NV (a)		88,238	729,728
Halliburton Co.		679,376	13,465,232
Helix Energy Solutions Group, Inc. (a)		150,781	918,256
Innovex International, Inc. (a)		48,797	736,835
Kodiak Gas Services, Inc.		35,859	1,219,565
Liberty Energy, Inc.		139,158	1,600,317
NOV, Inc.		320,402	3,719,867
NPK International, Inc. (a)		117,374	678,422
Oceaneering International, Inc. (a)		91,713	1,627,906
ProPetro Holding Corp. (a)		105,086	523,328
RPC, Inc.		126,370	597,730
Schlumberger NV		1,082,460	35,991,795
Select Water Solutions, Inc.		99,260	845,695
Solaris Energy Infrastructure, Inc.		6,637	140,306
TechnipFMC PLC		336,371	9,475,571
TETRA Technologies, Inc. (a)		181,672	517,765
Tidewater, Inc. (a)		14,585	527,831
Weatherford International PLC		59,086	2,446,161
			113,838,388
TOTAL ENERGY EQUIPMENT & SERVICES	123,345,912
OIL, GAS & CONSUMABLE FUELS – 90.5%
Coal & Consumable Fuels – 0.6%
Centrus Energy Corp. Class A (a)		15,438	1,069,699
Core Natural Resources, Inc.		45,472	3,283,533
Peabody Energy Corp.		114,110	1,408,118
Uranium Energy Corp. (a)		381,497	2,002,859
			7,764,209
Integrated Oil & Gas – 39.2%
Chevron Corp.		1,302,738	177,250,532
Exxon Mobil Corp.		3,083,843	325,746,336

	Shares	Value

Occidental Petroleum Corp.	506,776	$19,972,042
		522,968,910
Oil & Gas Exploration & Production – 25.8%
Antero Resources Corp. (a)	234,854	8,179,965
APA Corp.	294,425	4,575,365
BKV Corp. (a)	8,348	151,349
California Resources Corp.	55,657	1,920,723
Chord Energy Corp.	49,909	4,503,289
Civitas Resources, Inc.	63,751	1,737,215
CNX Resources Corp. (a)	126,077	3,710,446
Comstock Resources, Inc. (a)	86,816	1,586,128
ConocoPhillips	989,137	88,151,890
Coterra Energy, Inc.	574,577	14,111,611
Crescent Energy Co. Class A	160,346	1,327,665
Devon Energy Corp.	485,124	14,752,621
Diamondback Energy, Inc.	145,249	19,174,321
EOG Resources, Inc.	429,443	47,380,446
EQT Corp.	438,819	21,695,211
Expand Energy Corp.	161,997	16,831,488
Granite Ridge Resources, Inc.	100,012	481,058
Gulfport Energy Corp. (a)	13,284	2,291,490
Hess Corp.	211,297	27,267,878
HighPeak Energy, Inc.	41,367	331,350
Kimbell Royalty Partners LP	83,339	1,000,068
Kosmos Energy Ltd. (a)	447,436	689,052
Magnolia Oil & Gas Corp. Class A	146,595	3,009,595
Matador Resources Co.	96,673	3,822,450
Murphy Oil Corp.	118,914	2,441,304
Northern Oil & Gas, Inc.	79,846	1,940,258
Ovintiv, Inc.	206,983	6,950,489
Permian Resources Corp.	419,979	4,955,752
Range Resources Corp.	193,755	6,574,107
Riley Exploration Permian, Inc.	18,214	449,522
Sable Offshore Corp. (a)	46,179	861,700
SandRidge Energy, Inc.	56,736	516,865
Sitio Royalties Corp. Class A	79,363	1,345,997
SM Energy Co.	96,144	2,191,122
Talos Energy, Inc. (a)	143,730	988,862
Texas Pacific Land Corp.	15,139	19,512,203
VAALCO Energy, Inc.	148,749	486,409
Viper Energy, Inc.	104,649	4,220,494
Vital Energy, Inc. (a)	30,418	431,327
Vitesse Energy, Inc.	38,458	786,466
		343,335,551
Oil & Gas Refining & Marketing – 8.0%
Calumet, Inc. (a)	12,486	132,352
Clean Energy Fuels Corp. (a)	252,992	366,838
CVR Energy, Inc.	44,148	832,631
Delek U.S. Holdings, Inc.	69,931	910,502
Green Plains, Inc. (a)	78,487	280,983
HF Sinclair Corp.	130,843	3,934,449
Marathon Petroleum Corp.	247,177	33,964,592

Quarterly Report	2

Common Stocks – continued
		Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
Par Pacific Holdings, Inc. (a)		63,769	$913,172
PBF Energy, Inc. Class A		81,601	1,401,905
Phillips 66		317,475	33,036,449
REX American Resources Corp. (a)		20,901	830,188
Valero Energy Corp.		243,883	28,312,377
World Kinect Corp.		58,074	1,457,077
			106,373,515
Oil & Gas Storage & Transportation – 16.9%
Antero Midstream Corp.		297,333	4,920,861
Cheniere Energy, Inc.		172,653	39,901,835
Dorian LPG Ltd.		40,829	874,557
DT Midstream, Inc.		78,860	7,665,192
Excelerate Energy, Inc. Class A		35,266	902,104
Hess Midstream LP Class A		96,842	3,599,617
International Seaways, Inc.		38,600	1,310,856
Kinder Morgan, Inc.		1,520,904	39,999,775
Kinetik Holdings, Inc.		35,781	1,479,186
New Fortress Energy, Inc.		112,276	609,659
NextDecade Corp. (a)		155,110	1,160,223
ONEOK, Inc.		472,250	38,800,060
Plains GP Holdings LP Class A (a)		167,883	3,129,339
Targa Resources Corp.		159,604	27,276,324
Williams Cos., Inc.		924,912	54,172,096
			225,801,684
TOTAL OIL, GAS & CONSUMABLE FUELS	1,206,243,869
TOTAL COMMON STOCKS (Cost $1,231,370,063)			1,329,589,781
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $1,850,000)		1,850,000	$1,850,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,233,220,063)	1,331,439,781
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	831,625
NET ASSETS – 100.0%	$1,332,271,406

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $228,702 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	29	June 2025	$2,453,980	$(144,654)	$(144,654)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
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Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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